Net Interest Expense and Other Net Finance Expense - Schedule of Interest Expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of attribution of expenses by nature to their function [line items]
Interest on credit facilities	$ 53.9	$ 58.6
Interest on lease liabilities	29.5	24.6
Interest on other long-term debt	14.3	6.2
Total interest expense	117.8	102.7
Total interest income	(14.2)	(11.7)
Net interest expense	103.6	91.0
Other net finance expense	0.8	2.0
Net interest expense and other net finance expense	104.4	93.0
Senior unsecured notes
Disclosure of attribution of expenses by nature to their function [line items]
Interest on senior unsecured notes	$ 20.1	$ 13.3